iShares
®
Future Metaverse Tech and Communications ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Broadline Retail  —  0 .3%
eBay, Inc. .............................. 49 $ 4,268
MercadoLibre, Inc.
(a)
....................... 5 10,071
Prosus N.V. , Class N
(a)
..................... 150 9,288
23,627
a
Capital Markets  —  7 .3%
Galaxy Digital, Inc. , Class A
(a)
................. 12,446 278,293
Robinhood Markets, Inc. , Class A
(a)
............. 1,950 220,545
498,838
a
Electronic Equipment, Instruments & Components  —  4 .5%
GoerTek, Inc. , Class A ..................... 74,400 306,254
Sunny Optical Technology Group Co. Ltd. ........ 100 845
307,099
a
Entertainment  —  37 .1%
Cover Corp.
(a)
........................... 31,600 303,568
Electronic Arts, Inc. ....................... 1,998 408,251
Kakao Games Corp.
(a)
...................... 3 31
Kingnet Network Co. Ltd. , Class A ............. 58,500 183,581
Krafton, Inc.
(a)
........................... 1,928 328,508
NetEase, Inc. ........................... 9,500 261,489
Nintendo Co. Ltd. ......................... 300 20,254
ROBLOX Corp. , Class A
(a)
................... 4,443 360,016
Take-Two Interactive Software, Inc.
(a)
............ 1,611 412,464
Ubisoft Entertainment SA
(a)
.................. 36,786 275,157
2,553,319
a
Hotels, Restaurants & Leisure  —  4 .6%
Metaplanet, Inc.
(a)
......................... 123,000 314,058
a
Household Durables  —  0 .8%
Garmin Ltd. ............................. 43 8,722
Sony Group Corp. ........................ 1,700 43,608
52,330
a
Interactive Media & Services  —  11 .1%
Kuaishou Technology , Class W
(b)
.............. 41,700 344,710
Meta Platforms, Inc. , Class A ................. 202 133,338
Snap, Inc. , Class A , NVS
(a)
.................. 301 2,429
Tencent Holdings Ltd. ...................... 3,700 283,951
764,428
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  6 .1%
Advanced Micro Devices, Inc.
(a)
............... 429 $ 91,875
Intel Corp.
(a)
............................ 1,185 43,726
NVIDIA Corp. ........................... 1,264 235,736
QUALCOMM, Inc. ........................ 282 48,236
419,573
a
Software  —  28 .0%
Autodesk, Inc.
(a)
.......................... 876 259,305
Bentley Systems, Inc. , Class B ................ 6,195 236,432
Cadence Design Systems, Inc.
(a)
.............. 68 21,255
Circle Internet Group, Inc.
(a)
.................. 3,834 304,036
Dassault Systemes SE ..................... 9,566 267,257
MARA Holdings, Inc.
(a)
..................... 26,823 240,871
PTC, Inc.
(a) (c)
............................ 1,500 261,315
Synopsys, Inc.
(a)
......................... 45 21,137
Unity Software, Inc.
(a) (c)
..................... 6,975 308,086
Zoom Communications, Inc. , Class A
(a)
.......... 62 5,350
1,925,044
a
Total Long-Term Investments — 99.8%
(Cost: $ 6,069,383 ) .................................. 6,858,316
a
Short-Term Securities
Money Market Funds  —  8 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 569,440 569,725
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 8,503 8,503
a
Total Short-Term Securities — 8.4%
(Cost: $ 578,229 ) ................................... 578,228
Total Investments — 108.2%
(Cost: $ 6,647,612 ) .................................. 7,436,544
Liabilities in Excess of Other Assets — ( 8 .2 ) % ............... (564,236)
Net Assets — 100.0% ................................. $ 6,872,308
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 1,508  $ 568,241
(a)
$ —  $ (24) $ —  $ 569,725  569,440  $ 4,399
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... —  8,503
(a)
—  —  —  8,503  8,503  319  —
$ (24) $ —
$ 578,228
$ 4,718  $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Future Metaverse Tech and Communications ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 03/20/26 $ 12 $ (308)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,915,758  $ 2,942,558  $ —  $ 6,858,316
Short-Term Securities
Money Market Funds ...................................... 578,228  —  —  578,228
$ 4,493,986  $ 2,942,558  $ —  $ 7,436,544
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (308) $ —  $ —  $ (308)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares